INVENTORY (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	[1]	Dec. 31, 2015
Inventory, net	$ 297,810	$ 350,273	$ 271,895		$ 388,821	[1]
QPAGOS Corporation - Parent Company [Member]
Inventory, net					388,821
Kiosks and Accessories [Member]
Inventory, net	$ 297,810	$ 350,273
Kiosks and Accessories [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net					$ 388,821

[1]	As Restated